Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	GDEV Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001848739
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form F-1 (File No. 333-273539) (as amended, the "Registration Statement") of GDEV Inc. (the "Company"), as originally declared effective by the Securities and Exchange Commission (the "SEC") on August 8, 2023, is being filed pursuant to the undertakings in Item 9 of the Registration Statement to include the Company's unaudited interim condensed consolidated financial statements for the six months ended June 30, 2023 and 2022, and to amend and restate the prospectus included as part of the Registration Statement (i) to update and supplement the disclosures set forth in the prospectus to include certain information contained in the Company's Report on Form 6-K filed with the SEC on August 28, 2023, and (ii) to update certain other information included in the prospectus. The information included in this filing amends this Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.